Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	IPO [Member]	Preferred Stock	Common Stock	Common Stock IPO [Member]	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO [Member]	Accumulated Other Comprehensive income (loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (1,856)		$ 0	$ 1		$ 0	$ 11,367		$ 0	$ (13,224)
Beginning balance (in shares) at Dec. 31, 2018			0	56,146,407		0
Restricted stock awards vested during the period (in shares)				3,822,019
Issuance of common stock	6,000						6,000
Issuance of common stock (in shares)				3,665,555
Stock-based compensation	906						906
Net Income (loss)	(13,495)									(13,495)
Other comprehensive income (loss)	0								0
Ending balance at Dec. 31, 2019	(8,445)		$ 0	$ 1		$ 0	18,273		0	(26,719)
Ending balance (in shares) at Dec. 31, 2019			0	63,633,981		0
Restricted stock awards vested during the period (in shares)				3,255,049
Repurchase of treasury stock, held in treasury				(9,896,666)		9,896,666
Issuance of common stock	30,000						30,000
Issuance of common stock (in shares)				9,162,976
Stock-based compensation	1,823						1,823
Net Income (loss)	(15,924)									(15,924)
Other comprehensive income (loss)	(3)								(3)
Ending balance at Dec. 31, 2020	7,451		$ 0	$ 1		$ 0	50,096		(3)	(42,643)
Ending balance (in shares) at Dec. 31, 2020			0	66,155,340		9,896,666
Restricted stock awards vested during the period (in shares)				9,107,121
Repurchase of treasury stock, held in treasury				(865,900)		865,900
Issuance of common stock upon exercise of stock options	$ 317			$ 1			316
Issuance of common stock upon exercise of stock options (in shares)	2,838,464			2,838,464
Repurchase and retirement of common stock held by related parties	$ (54,155)			$ (1)			(54,154)
Repurchase and retirement of common stock held by related parties (shares)				(4,455,384)
Impact of Stock Split				$ 6			(6)
Deferred offering costs	(7,088)						(7,088)
Issuance of common stock		$ 241,155			$ 2			$ 241,153
Issuance of common stock (in shares)		4,455,384			19,840,000
Stock-based compensation	61,765						61,765
Net Income (loss)	(106,589)									(106,589)
Other comprehensive income (loss)	10								10
Ending balance at Dec. 31, 2021	$ 142,866		$ 0	$ 9		$ 0	$ 292,082		$ 7	$ (149,232)
Ending balance (in shares) at Dec. 31, 2021			0	92,619,641		10,762,566